Total
Pemberwick Fund
Pemberwick Fund
Investment Objective
The Pemberwick Fund (the “Fund”) seeks maximum current income that is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	USD ($)
Shareholder Fee, Other | Pemberwick Fund | Pemberwick Fund Shares	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Pemberwick Fund Pemberwick Fund Shares
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.40%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Pemberwick Fund | Pemberwick Fund Shares | USD ($)	41	128	224	505

Portfolio Turnover
The Fund pays transaction costs, such as dealer markups and markdowns, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended March 31, 2020, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its investment objective by primarily investing its assets in a non-diversified portfolio of the following securities or instruments (“Principal Investments”): Corporate debt obligations; U.S. Government securities; open-end investment companies; municipal securities; commercial paper; time deposits and certificates of deposit.

In selecting portfolio securities for the Fund, the Fund’s investment advisor, Pemberwick Investment Advisors, LLC (“Pemberwick” or the “Advisor”) selects investment grade fixed income investments so that the issuer of approximately 90% of the Fund’s assets will be (i) securities or instruments rated “A-” or better by a nationally recognized statistical rating organization (“NRSRO”) (or if commercial paper, rated in the highest category) or, if a rating is not available, deemed to be of comparable quality by the Advisor; or (ii) fixed income securities issued by banking institutions operating in the United States and having assets in excess of $200 billion that are of investment grade quality or, if a rating is not available, deemed to be of comparable quality by the Advisor. The Fund may only invest in open-end investment companies that: (i) have a policy to generally invest a significant portion of their assets in fixed-income securities having a credit rating of “A-” or better by an NRSRO or of comparable quality as determined by such company’s investment advisor; and (ii) have net assets in excess of $200 million. The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its assets in securities issued by companies in the banking industry.

The Advisor selects portfolio securities of varying maturities based upon anticipated cash flow needs of the Fund, expectations about the direction of interest rates, and other economic factors. The Fund may invest in cash and cash equivalents. The Fund expects to maintain an average duration of 0 to 90 days with respect to 5% to 10% of the Fund’s assets, as determined necessary by the Advisor in order to meet anticipated liquidity needs. The Fund expects to maintain an overall average effective duration for non-floating rate assets of approximately 24 months, depending on market conditions. Average effective duration is a measure of the Fund’s interest rate sensitivity. The longer the Fund’s effective duration, the more sensitive the Fund is to shifts in interest rates. The Fund’s average effective duration also gives an indication of how the Fund’s net asset value (“NAV”) will change as interest rates change. For instance, a fund with a five-year duration would be expected to lose 5% of its NAV if interest rates rose by one percentage point, or gain 5% if interest rates fell by one percentage point. The Advisor may invest in “fixed to float” securities, which are securities that initially have a fixed return, but which, after a period of time, begin to “float,” or provide a rate of return equal to a market reference rate (such as the Consumer Price Index, the Secured Overnight Financing Rate, an index, etc.) plus a specified percentage (the “floating spread”). In determining the duration of a fixed to float security, the Advisor may assign a duration to such security based upon the first call date (usually the float commencement date) if the floating spread of such security is significantly higher than similar or comparable fixed or floating rate securities, taking into account the duration of those similar securities.

The Advisor has engaged J.P. Morgan Investment Management Inc. (“J.P. Morgan” or the “Sub-Advisor”) to manage a portion of the Fund’s assets in a percentage determined from time to time by the Advisor. At the Advisor’s discretion, the Advisor may allocate 100% of the Fund’s assets to the Sub-Advisor. As of June 30, 2020, approximately 16% of the Fund’s assets were allocated to the Sub-Advisor. The Sub-Advisor implements a short duration strategy that invests in Principal Investments with effective average durations generally targeted at between one to three years. In selecting securities for the Fund, the Sub-Advisor generally focuses on U.S. Government securities, although it may invest in other permitted investments as directed by Pemberwick from time to time.

Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.

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General Market Risk; Recent Market Events. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

U.S. and international markets have experienced a significant period of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.

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Management Risk: The Advisor’s or Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Advisor and the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

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Fixed-Income Market Risk: Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

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Credit Risk: Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

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Interest Rate Risk: Interest rates may go up resulting in a decrease in the value of the securities held by the Fund. Interest rates have been historically low, so the Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

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Prepayment and Extension Risk: In times of declining interest rates, the Fund’s higher yielding callable securities will be prepaid, and the Fund will have to replace them with securities having a lower yield. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

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U.S. Government Agencies and Instrumentalities Securities Risk: Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the NAV or performance of the Fund, which will vary with changes in interest rates, the Advisor’s and Sub-Advisor’s performance and other market conditions.

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Other Investment Companies Risk: You will indirectly bear fees and expenses charged by underlying investment companies in addition to the Fund’s direct fees and expenses. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company shares.

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Municipal Securities Risk: The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

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Inflation Risk: Inflation is the risk that the present value of income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets may decline.

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Deflation Risk: Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

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Industry Concentration Risk: By concentrating its assets in the banking industry, the Fund is subject to the risk that economic, business, political or other conditions that have a negative effect on the banking industry will negatively impact the Fund to a greater extent than if the Fund’s assets were diversified across different industries or sectors.

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Non-Diversification Risk: Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

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Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance Information
The Fund was organized to acquire the assets and liabilities of the Pemberwick Fund, a series of FundVantage Trust (the “Predecessor Fund”), in exchange for shares of the Fund on December 5, 2016. Accordingly, the Fund is the successor to the Predecessor Fund, and the following return information for periods prior to December 5, 2016 was derived from the performance records of the Predecessor Fund. The Fund has investment objectives, strategies, and policies in all material respects equivalent to the Predecessor Fund, which, like the Fund, was advised and sub-advised by Pemberwick and J.P. Morgan, respectively. Performance information for the Predecessor Fund reflects all fees and expenses of the Predecessor Fund, and has not been adjusted to reflect the fees and expenses of the Fund.

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund and Predecessor Fund from calendar year to calendar year and by showing how the Fund and Predecessor Fund’s average annual returns for one year, five years, and since inception compared with those of the Bloomberg Barclays 1-3 Year U.S. Government/Credit Index, which is a broad measure of market performance. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. More recent performance information is available by calling 1-888-893-4491.

Calendar Year Returns as of December 31

Best Quarter	Worst Quarter
1.85%	-1.82%
March 31, 2019	September 30, 2011
The Fund’s calendar year-to-date return as of June 30, 2020 was 0.68%.
Average Annual Total Returns(For the Periods Ended December 31, 2019)
Average Annual Total Returns - Pemberwick Fund	Label	1 Year		5 Years		10 Years	[2]	Inception Date
Bloomberg Barclays 1‑3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays 1-3 Year U.S. Government/Credit Index	4.03%	[1]	1.67%	[1]	1.48%	[1]	Feb. 01, 2010
Pemberwick Fund Shares	Return Before Taxes	4.56%		1.65%		1.46%		Feb. 01, 2010
Pemberwick Fund Shares | After Taxes on Distributions	Return After Taxes on Distributions	3.43%		0.95%		0.89%
Pemberwick Fund Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	2.69%		0.95%		0.88%
[1]	The Bloomberg Barclays 1-3 Year U.S. Government/Credit Index is an unmanaged market index and should not be considered indicative of any Fund or Predecessor Fund investment.
[2]	The Predecessor Fund commenced operations on February 1, 2010. Returns for periods from February 1, 2010 to December 5, 2016 are those of the Predecessor Fund. The Fund commenced operations on December 6, 2016.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).